4. Disposition of SPI China	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposition of SPI China

4.	Disposition of SPI China

On August 30, 2018, the Group entered into a share purchase agreement (the “SPI China disposal agreement”) with Lighting Charm, an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. Ms. Shan Zhou, as the beneficial owner of the Group, hold more than 10% equity interest of the Group on December 10, 2018. The agreement has been approved by an independent committee of the Group’s Board of Directors. The SPI China disposal agreement provides that the Group sold Lighting Charm the 100% equity interest of SPI China, which holds all of the Group’s assets and liabilities related to its business in China (the “Acquired Business”). The Group effected an internal restructuring following which SPI China would only hold the Group’s subsidiaries in China, and all the other subsidiaries outside of China would be transferred to the Group. Pursuant to the terms of the SPI China disposal agreement, the consideration for the Acquired Business to be paid by the Lighting Charm to the Group in cash was US$1.00. As of December 10, 2018, the restructuring was completed and the disposition was closed. As a result of the disposition to a principal shareholder for US$1.00, the excess of SPI China’s book value of liabilities over the book value of its assets was recorded as an addition to paid-in capital of $107,867.

Together with the transaction, the Group granted Lighting Charm options to purchase up to 1,000,000 of the Group’s ordinary shares with par value of $0.0001, with an exercise price of US$ 3.80 per share. The options vested immediately and can be exercised at any time on or prior to August 21, 2021. The options were valued using the Binomial option pricing model and the fair value of the options on the grant date was $1,260, which adjusted to the fair value of disposal consideration and was charged into additional paid-in capital.

The Group had made payment on behalf of SPI China for its operation purpose from December 10, 2018 to December 31, 2018, which was considered remote collectability due to the financial position of SPI China, and the Company recorded the amount due from SPI China as a debt forgiveness loss from related parties, with amount of $536 recorded as a reduction of paid-in capital.

The assets and liabilities of SPI China are included in the captions “Current assets of discontinued operations”, “Noncurrent assets of discontinued operations”, “Current liabilities of discontinued operations” and “Noncurrent liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2017 and consist of the following:

December 31, 2017
Assets of Discontinued Operations
Cash and cash equivalents	$339
Restricted cash	1,017
Accounts receivable, net	33,365
Prepaid expenses and other current assets, net	13,778
Finance lease receivable, net	3,816
Other current assets	118
Total current assets	52,433
Other receivable, noncurrent	5,008
Property, plant and equipment, net	37,936
Project assets, noncurrent	11,680
Deferred tax assets, net	299
Finance lease receivable, noncurrent	5,959
Total noncurrent assets	60,882
Total assets	$113,315

Liabilities of Discontinued Operations
Accounts payable	$39,401
Accounts payable, related parties	4,700
Accrued liabilities	12,950
Income taxes payable	2,833
Short-term borrowings and current portion of long-term borrowings	103,248
Financing and capital lease obligations, current	26,399
Other current liabilities	23,785
Total current liabilities	213,316
Long-term borrowings, excluding current portion	2,378
Other noncurrent liabilities	755
Total noncurrent liabilities	3,133
Total liabilities	$216,449

The following are revenues and income from discontinued operations:

	For the years ended December 31,
	2018	2017	2016
Net sales	$4,681	$5,945	$25,597
Cost of goods sold	2,027	6,235	18,763
Provision for losses on contracts	–	–	18
Gross profit (loss)	2,654	(290)	6,816
General and administrative	2,904	8,391	20,523
Sales, marketing and customer service	887	4,796	25,992
Provision for doubtful accounts, notes and other receivable	195	7,485	23,359
Impairment charges on goodwill and intangible assets	–	205	–
Impairment charges on property, plant and equipment	–	3,755	12,602
Impairment charges on project assets	–	3,354	742
Impairment charges on finance lease receivable	–	23,967	32,028
Total operating expense	3,986	51,953	115,246
Total other income (expense), net	(4,790)	(12,188)	(10,779)
Loss from discontinued operations before income tax	(6,122)	(64,431)	(119,209)
Income tax expense (benefit)	–	14	(270)
Loss from discontinued operations, net of income tax	$(6,122)	$(64,445)	$(118,939)